Statement of Operations - Prairie Operating Co LLC [Member]	3 Months Ended
Mar. 31, 2023 USD ($)
Revenues
Expenses
Operating expenses
General and administrative expenses	64,392
Total Expenses	64,392
Net Loss	$ (64,392)